SHAREHOLDERS EQUITY (Schedule of Warrant Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity [Line Items]
Risk-free interest	0.14%	0.67%
Expected volatility	61.00%	57.00%
Expected life (in years)	1 year	2 years
Expected dividend yield	0.00%	0.00%	0.00%
Fair value:
Warrants	$ 0	$ 2,000
Minimum [Member]
Stockholders' Equity [Line Items]
Expected life (in years)	4 years 6 months	4 years 6 months	4 years 6 months
Maximum [Member]
Stockholders' Equity [Line Items]
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Warrants [Member]
Stockholders' Equity [Line Items]
Expected dividend yield	0.00%
Warrants [Member] | Minimum [Member]
Stockholders' Equity [Line Items]
Risk-free interest	0.08%
Expected volatility	50.00%
Expected life (in years)	1 month 28 days
Fair value:
Warrants	$ 1,250
Warrants [Member] | Maximum [Member]
Stockholders' Equity [Line Items]
Risk-free interest	1.72%
Expected volatility	123.00%
Expected life (in years)	4 years 10 months 24 days
Fair value:
Warrants	$ 1,520